ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable Net
SCHEDULE OF ACCOUNTS RECEIVABLE
	As of December 31,
	2024	2023

Accounts receivable, (gross)	$7,620,758	$8,411,835
Less: Allowance for expected credit losses	$(5,967,520)	$(6,542,904)
Accounts receivable, net	$1,653,238	$1,868,931

SCHEDULE OF PROVISION FOR DOUBTFUL ACCOUNTS

The changes in the allowance for expected credit losses are as follows:

	For the Years Ended December 31,
	2024	2023

Balance at the beginning of the year	$6,542,904	$3,721,293
Add: Additions	-	2,821,611
Less: Reversals	(575,384)	-
Balance at the end of the year	$5,967,520	$6,542,904